FORWARD FUNDS

Forward Real Estate Fund

Supplement dated February 12, 2010

(to the Forward Funds Investor Class Shares and Institutional Class Shares Prospectus (“No-Load Prospectus”), and the Forward Funds Class A Shares and Class C Shares Prospectus (“Load Prospectus,” and together with the No-Load Prospectus, the “Prospectuses”), each dated May 1, 2009)

The following information applies to the Forward Real Estate Fund only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on February 3, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Forward Real Estate Fund (the “Fund”), the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Forward Uniplan Advisors, Inc. The process of transitioning portfolio management responsibilities to Forward Management is underway and the transition is expected to be finalized effective March 1, 2010. Accordingly, all references in the Prospectuses to Forward Uniplan Advisors, Inc. as the sub-advisor to the Fund and to Richard Imperiale as the portfolio manager of the Fund will be deleted.

Effective March 1, 2010, Forward Management will directly manage the Fund.

Effective March 1, 2010, the following changes are made to the Prospectuses:

Change of Principal Investment Strategy

The following information regarding the principal investment strategy of the Fund replaces in its entirety the information appearing under the heading “PRINCIPAL INVESTMENT STRATEGY – INVESTING IN EQUITY SECURITIES OF REAL ESTATE-FOCUSED COMPANIES” on page 66 of the No-Load Prospectus and on page 70 of the Load Prospectus:

The Forward Real Estate Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. This investment policy and the name of the Fund with respect to real estate-focused equity securities may not be changed without at least 60 days’ prior written notice to shareholders. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

For the purpose of the Fund, a real estate company is one that derives at least 50% of its revenue from real estate related activities or has at least 50% of its net assets plus borrowings for investment purposes, if any, in real estate. Other than REITs, most real estate companies do not pay dividends at a meaningful level. Forward Management expects that the Fund’s investment in real estate companies will be directed toward REITs and other real estate operating companies that generally pay higher dividends relative to the stock market as a whole.

A REIT is a company that primarily owns and operates income-producing real estate, such as apartments, shopping centers, offices and warehouses. A REIT is legally required to pay virtually all of its taxable income to its shareholders each year, and REITs were created as a means for average investors to access investments in large commercial properties through pooling arrangements, much like mutual funds. Income from REITs is produced through commercial real estate ownership and finance. The Fund primarily invests in equity REITs which are REITs that own real estate and whose revenues come principally from rent.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management. Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each, given business conditions and the issuing company’s prospects.

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The following paragraph is inserted after the second paragraph appearing under the heading “PERFORMANCE HISTORY” on page 69 of the No-Load Prospectus and on page 73 of the Load Prospectus:

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2010 represent performance of the prior sub-advisor to the Fund.

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Change of Portfolio Managers

The following sentence replaces the second sentence of the second paragraph appearing under the heading “INVESTMENT ADVISOR” on page 82 of the No-Load Prospectus and on page 86 of the Load Prospectus:

Forward Management directly manages the assets of the Forward International Equity Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

The following information regarding the portfolio managers of the Fund is added following the last paragraph appearing under the heading “INVESTMENT ADVISOR” on page 83 of the No-Load Prospectus and on page 87 of the Load Prospectus:

The Forward Real Estate Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is the Chief Investment Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Forward Real Estate Fund since March 2010.

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 12, 2009. Mr. Beam has co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties. Mr. Beam has managed the Forward Real Estate Fund since March 2010.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 12, 2009 and has been a portfolio manager for Forward Management since March 1, 2010. Mr. Goltra has had co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation. Mr. Goltra has managed the Forward Real Estate Fund since March 2010.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 12, 2009. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities. Mr. McGowan has managed the Forward Real Estate Fund since March 2010.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 12, 2009. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco. Mr. Visse has managed the Forward Real Estate Fund since March 2010.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and his ownership of securities in the Fund.

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FORWARD FUNDS

Supplement dated February 12, 2010

(to the Forward Funds Statement of Additional Information (the “SAI”), dated May 1, 2009)

Effective March 1, 2010, all references in the SAI to Forward Uniplan Advisors, Inc. as the sub-advisor to the Forward Real Estate Fund (the “Fund”) and to Richard Imperiale as the portfolio manager of the Fund will be deleted. Furthermore, effective as of that date, the following changes are made to the SAI:

The following paragraph replaces in its entirety the third paragraph appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 11 of the SAI:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Forward International Equity Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund and the cash portion of the Forward Emerging Markets Fund. Forward Management has managed the following Funds since inception: Forward International Fixed Income Fund, Forward Large Cap Equity Fund, Forward Legato Fund and Forward Long/Short Credit Analysis Fund. Forward Management has managed the following Funds since September 1998: Forward Small Cap Equity Fund, Forward International Equity Fund and Forward Real Estate Fund. On December 23, 2003, Forward Management replaced Pictet Asset Management Limited as Investment Advisor to the Forward International Small Companies Fund. On September 17, 2004, Forward Management replaced Pictet Asset Management Limited as Investment Advisor to the Forward Emerging Markets Fund. On May 1, 2005, Forward Management replaced Emerald Advisers, Inc. as Investment Advisor to the Forward Banking and Finance Fund and Forward Growth Fund. The thirty-three portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Forward International Equity Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund and the cash portion of the Forward Emerging Markets Fund, and by the Sub-Advisors for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Sub-Advisors is described below.

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The following information replaces in its entirety the information appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Forward International Equity Fund” on page 13 of the SAI:

Forward International Equity Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Emerging Markets Fund

The portfolios of each of the Forward International Equity Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund and the cash portion of the Forward Emerging Markets Fund are managed directly by Forward Management. Forward Management is discussed above.

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The following paragraph replaces in its entirety the fourth paragraph appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on page 14 of the SAI:

The Investment Advisor compensates each Sub-Advisor out of the Investment Advisor’s revenues. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, each of the Forward International Equity Fund, Forward Large Cap Equity Fund and Forward Real Estate Fund and with respect to the cash portion of the Forward Emerging Markets Fund. All fees paid to the Investment Advisor by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

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The following information regarding the other accounts managed by the portfolio managers of the Fund is added following the last paragraph appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 28 of the SAI:

Forward Real Estate Fund

The portfolio managers for the Fund are Jim O’Donnell, CFA, Joel Beam, Ian Goltra, Michael McGowan and Aaron Visse, CFA.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell, Mr. Beam, Mr. Goltra, Mr. McGowan and Mr. Visse managed as of December 31, 2009:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	15	$2,493.6	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2	$1,975.0	0	$0.0

Joel Beam

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	4	$1,107.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Ian Goltra

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Michael McGowan

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	4	$1,107.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Aaron Visse

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	4	$1,107.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Beam, Goltra, McGowan, and Visse consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3 and 5 year periods. These benchmarks include the FTSE NAREIT Equity REITs Index (which is a benchmark for the Fund), The Merrill Lynch Preferred Index, FTSE NAREIT Composite Index and S&P Global Infrastructure Index.

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The following information regarding the ownership of the Fund by the portfolio managers of the Fund is added to the table appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 29 of the SAI:

Information as of December 31, 2008 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund****
Jim O’Donnell***	Forward Real Estate Fund	A
Joel Beam***	Forward Real Estate Fund	A
Ian Goltra***	Forward Real Estate Fund	C
Michael McGowan***	Forward Real Estate Fund	A
Aaron Visse***	Forward Real Estate Fund	B

*	Information as of May 31, 2009
**	Information as of August 31, 2009
***	Information as of December 31, 2009
****	Key to Dollar Ranges
A	None
B	$1- $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

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FWD001945 (46) 0210b SUP